Long-Term Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Schedule Of Investments [Line Items]
Percentage of share acquired				5.93%
Cost Method Investments, Fair Value Disclosure				¥ 3,043
Equity Securities without Readily Determinable Fair Value, Amount	¥ 141,926		¥ 168,526		$ 22,271
Cost-method Investments, Other than Temporary Impairment	25,370	$ 3,981	38,739	¥ 0
Accumulated imapirment of equity investments	¥ 63,902		¥ 38,739		$ 10,028
Zhuoxuan
Schedule Of Investments [Line Items]
Percentage of share acquired				5.93%
Cost method investments				¥ 7,265		¥ 7,265
Shuwei
Schedule Of Investments [Line Items]
Percentage of share acquired				2.89%		4.27%	6.25%
Proceeds from sale of an equity investment sold				¥ 10,000
Realized gain (loss) on disposal of equity investment securities with out readily determinable fair value				6,778
Unrealized gain (loss) on disposal of equity investment securities with out readily determinable fair value				¥ 14,255
Cost method investments							¥ 10,000